Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (33,410,972)	$ (4,577,541)	¥ (382,813,263)	¥ (196,583,046)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of property and equipment	50,105	6,864	40,984	60,837
Loss from disposal of property and equipment	6,651	911	6,486
Loss from dissolution of a subsidiary			2,125,365
Amortization of educational contents			53,922,689	91,542,454
Impairment of educational contents			197,466,973	106,182,780
Impairment of long-term prepayments			155,307,333
Amortization of intangible assets	301,886	41,358	2,074,929	16,840,435
Impairment of intangible assets			4,641,741	12,139,226
Impairment of goodwill				7,712,011
Share based compensation	40,292,616	5,520,066
Amortization of operating lease right-of-use assets	2,136,875	292,751	1,745,000	300,024
Deemed interest expenses on shareholder contribution	504,859	69,165	1,347,705
Provision (reversal of provision) for doubtful accounts	1,096,290	150,191	1,452,422	34,901,498
Deferred tax (benefit) expense	8,461,370	1,159,203	211,267	(10,980,054)
Changes in operating assets and liabilities:
Accounts receivable	(32,363,355)	(4,433,761)	11,218,018	52,700,747
Inventories				1,560,838
Prepaid expenses and other current assets	(2,278,969)	(312,217)	(10,917,270)	3,127,291
Due from related parties	297,487	40,756
Short-term prepayments	77,550,482	10,624,372	176,543,547	33,608,121
Other non-current assets	18,877	2,586	(219,417)
Accounts payable	25,953,757	3,555,650	3,487,900	(16,249,305)
Salary and welfare payable	(1,126,154)	(154,282)	867,609	(1,108,840)
Contract liabilities	(80,661,767)	(11,050,617)	(203,296,033)	(37,271,217)
Income taxes payable	2,643,645	362,178	3,531,193	(2,572,452)
VAT and other tax payable	3,626,950	496,890	(1,865,172)	1,393,981
Other payables	(494,787)	(67,786)	111,409	(2,787,853)
Lease liabilities	(2,097,376)	(287,339)	(1,831,459)	(295,367)
Net cash provided by operating activities	10,508,470	1,439,398	15,159,956	94,222,109
Cash flows from investing activities:
Purchase of short-term investments	(11,536,000)	(1,580,426)	(22,155,849)	(3,850,000)
Proceeds from redemption of short-term investment	11,232,937	1,538,906	22,011,955	11,200,000
Purchase of property and equipment	(17,598)	(2,411)	(106,959)
Return of deposits for property and equipment	1,801,976	246,870
Repayment of loans from a related party			70,453
Purchase of educational contents			(54,985,130)	(176,597,637)
Prepayment for educational contents	(18,200,000)	(2,493,390)		(46,223,984)
Loans made to a third party				(3,015,018)
Net cash used in investing activities	(16,718,685)	(2,290,451)	(55,165,530)	(218,486,639)
Cash flows from financing activities:
Borrowing from a third party	7,000,000	958,996
Borrowing from related parties	1,121,435	153,636	452
Repayment to related parties	(7,360,488)	(1,008,383)	(7,248,140)	(17,064,116)
Net proceeds raised in connection with initial public offering				146,982,044
Payments of issuance cost in relation with initial public offering				(481,408)
Refund from a related party for issuance costs in relation with initial public offering				1,421,881
Deposits made to a redeemable ordinary shareholder				(4,296,606)
Net cash provided by (used in) financing activities	760,947	104,249	(7,247,688)	126,561,795
Effect of exchange rate changes on cash held in foreign currencies	(265,309)	(36,090)	373,943	1,491,231
Net increase (decrease) in cash	(5,714,577)	(782,894)	(46,879,319)	3,788,496
Cash at beginning of the year	18,175,959	2,490,096	65,055,278	61,266,782
Cash at end of the year	12,461,382	1,707,202	18,175,959	65,055,278
Supplemental disclosures of cash flows information:
Cash paid for income taxes	128,670	17,628	30,032	1,177,693
Cash paid for interest expenses
Non-cash Investing and Financing activities:
Transfer of prepaid issuance cost to additional paid-in capital				8,943,892
Waive of liabilities due by shareholders	40,180,548	5,504,713
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 5,817,299	$ 796,967